Amounts Due under Non Cancelable Contracts (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Within one year	¥ 160	¥ 382
More than one year	268	60
Total	¥ 428	¥ 442